SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
	Year ended December 31
	2012	2013	2014

Risk-free interest rate	0.90%–1.33%	0.93% - 1.91%	0.10% - 1.72%
Expected volatility	50%	50%	44.44% - 51.62%
Expected term (years)	6.25	6.25	-
Early exercise factor	-	-	100% - 256%
Forfeiture rate post vesting	-	-	0% - 15%
Dividend yield	0%	0%	0%

Schedule of Fair Value Measurements
	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,349	$-	$1,349

Total financial assets	$-	$1,349	$-	$1,349

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$13,645	$13,645
Derivative liabilities	-	1,779	-	1,779
Long-term convertible debt	35,752	-	-	35,752

Total financial liabilities	$35,752	$1,779	$13,645	$51,176

Schedule of liabilities measured at fair value using significant unobservable inputs (Level 3)
$

Total fair value as of January 1, 2014	-

Fair value of payment obligation in connection with SweetIM acquisition	7,239
Settlements	(3,018)
Additions due to Grow Mobile acquisition	7,410
Changes in fair value recognized in earnings	1,067
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	947

Total fair value as of December 31, 2014	13,645